Intangible assets (Tables)	12 Months Ended
Jan. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
Disclosure of reconciliation of changes in intangible assets

		Utrophin program acquired £000	Discuva Platform acquired £000	Option over non-financial assets £000	Other patents and licenses £000	Total £000
Cost
At February 1, 2018		3,321	10,670	668	265	14,924
Additions		—	—	—	6	6
Disposals		—	—	—	(49)	(49)
At January 31, 2019		3,321	10,670	668	222	14,881
Accumulated amortization
At February 1, 2018		—	(79)	(4)	(56)	(139)
Charge for the year		—	(739)	(45)	(45)	(829)
Impairment		(3,321)	—	—	—	(3,321)
Disposals		—	—	—	12	12
At January 31, 2019		(3,321)	(818)	(49)	(89)	(4,277)
Net book amount
At February 1, 2018		3,321	10,591	664	209	14,785
At January 31, 2019		—	9,852	619	133	10,604

	Iminosugar related programs acquired £000	Utrophin program acquired £000	Discuva Platform acquired £000	Option over non-financial assets £000	Other patents and licenses £000	Total £000
Cost
At February 1, 2017	1,380	3,321	—	—	204	4,905
Acquisition of subsidiary	—	—	10,670	668	—	11,338
Additions	—	—	—	—	119	119
Disposals	(1,380)	—	—	—	(58)	(1,438)
At January 31, 2018	—	3,321	10,670	668	265	14,924
Accumulated amortization
At February 1, 2017	(1,380)	—	—	—	(55)	(1,435)
Charge for the year	—	—	(79)	(4)	(23)	(106)
Disposals	1,380	—	—	—	22	1,402
At January 31, 2018	—	—	(79)	(4)	(56)	(139)
Net book amount
At February 1, 2017	—	3,321	—	—	149	3,470
At January 31, 2018	—	3,321	10,591	664	209	14,785